Acquisitions Of Multifamily Apartment Communities And Undeveloped Land	9 Months Ended
Sep. 30, 2013
Acquisitions Of Multifamily Apartment Communities And Undeveloped Land [Abstract]
Acquisitions Of Multifamily Apartment Communities And Undeveloped Land

NOTE D—ACQUISITIONS OF MULTIFAMILY APARTMENT COMMUNITIES AND UNDEVELOPED LAND

During the nine months ended September 30, 2013, the Company completed five acquisitions of multifamily apartment communities from unrelated, third-party sellers. The acquisitions involved the acquisition of the operating real estate, but no management or other business operations were acquired in such acquisitions. The fair value of the net assets acquired and the related purchase price allocation are summarized below.

2013 Acquisitions:

Fountains Southend - On September 24, 2013, the Company acquired a 100% equity interest in  Fountains at New Bern Station, LLC which owned 100% of Fountains Southend (f/k/a Fountains at New Bern), a 208-unit apartment community located in Charlotte, North Carolina.  The purchase price of $34.0 million was funded by net proceeds of a new mortgage loan of $30.0 million and cash of $4.0 million.  In conjunction with the acquisition of Fountains Southend, the Company recorded a gain on bargain purchase in the amount of $6.9 million which has been included in the condensed consolidated statements of operations for the three and nine months ended September 30, 2013.  The Company placed the property under contract for a purchase price of $34.0 million in December 2012 while the property was early in its construction period.  As a result of the strong leasing market in Charlotte, North Carolina and the compression in multi-family capitalization rates during the construction and lease-up, the property appraised for $40.9 million as of the time of purchase. The gain represents the difference between the fair value of net assets acquired of $40.9 million and the fair value of the consideration paid of $34.0 million. The Company performed a reassessment and verified that all assets acquired and liabilities assumed were properly identified.  From the date of acquisition through September 30, 2013, Fountains  Southend generated revenue of approximately $0.1 million and a net loss of approximately $0.1 million, excluding the gain on bargain purchase.

Talison Row - On August 26, 2013, the Company acquired Talison Row, a 274-unit apartment community located in Charleston, South Carolina.  The purchase price of $48.1 million was funded by net proceeds of a new mortgage loan of approximately $33.6 million and cash of approximately $14.5 million.  From the date of acquisition through September  30, 2013, Talison Row generated revenue of approximately $0.4 million and a net loss of approximately $0.5 million.

Creekstone at RTP - On May 17, 2013, the Company acquired Creekstone at RTP, (f/k/a/ Woodfield Creekstone), a 256-unit apartment community located in Durham, North Carolina.  The purchase price of $35.8 million was funded by net proceeds of a new mortgage loan of $23.3 million and cash of $12.5 million from proceeds of the Company's initial public offering of its common stock.   From the date of acquisition through September  30, 2013, Creekstone at RTP generated revenue of approximately $1.1 million and a net loss of approximately $0.6 million.

St. James at Goose Creek - On May 16, 2013, the Company acquired St. James at Goose Creek, (f/k/a/ Woodfield St. James), a 244-unit apartment community located in Goose Creek, South Carolina, a suburb of Charleston, for $27.4 million. The purchase was funded with proceeds from the Company’s initial public offering of its common stock. After the acquisition, the Company obtained mortgage financing for $19.0 million secured by the property.  From the date of acquisition through September 30, 2013, St. James at Goose Creek generated revenue of approximately $1.1 million and a net loss of approximately $0.4 million.

Vintage at Madison Crossing - On March 4, 2013, the Company acquired Vintage at Madison Crossing, a 178-unit apartment community located in Huntsville, Alabama (“Vintage”). The purchase price of $15.3 million was funded by net proceeds of a new mortgage loan e of $11.4 million plus cash of $3.8 million. From the date of acquisition through September 30, 2013, Vintage generated revenue of approximately $1.0 million and a net loss of approximately $0.8 million.

The following table shows the fair values of Vintage, St. James at Goose Creek, Creekstone at RTP, Talison Row and Fountains  Southend:

		St. James	Creekstone		Fountains
	Vintage	Goose Creek	at RTP	Talison Row	Southend	Total

Fair Value of Net Assets Acquired	$15,250,000	$27,400,000	$35,800,000	$48,050,000	$40,900,000	$167,400,000
Purchase Price	$15,250,000	$27,400,000	$35,800,000	$48,050,000	$34,000,000	$160,500,000
Net Assets Acquired/Purchase Price Allocated:
Land	$1,139,691	$3,003,475	$2,969,485	$4,018,372	$6,263,225	$17,394,248
Site Improvements	943,442	1,033,074	1,024,077	1,160,952	1,379,691	5,541,236
Building	12,436,739	22,255,193	30,823,316	41,294,163	30,739,425	137,548,836
Furniture, fixtures and equipment	310,825	440,510	301,982	803,675	730,710	2,587,702
Intangible assets - in place leases	419,303	667,748	681,140	772,838	771,880	3,312,909
Intangible assets - property tax abatement	-	-	-	-	1,015,069	1,015,069
Total	$15,250,000	$27,400,000	$35,800,000	$48,050,000	$40,900,000	$167,400,000

Transaction Costs:

Transaction costs in the aggregate amount of $0.9 million related to the acquisitions of Vintage, St. James at Goose Creek, Creekstone at RTP, Talison Row and Fountains  Southend were expensed as incurred during the nine months ended September 30, 2013.

Sunnyside Loan:

BSP/Sunnyside, LLC (“Sunnyside”), the owner of undeveloped land located in Panama City, Florida, was a subsidiary of BREF, which was a contributor of entities in the recapitalization, described above in Note A, and is now held by BCOM Real Estate Fund, LLC Liquidating Trust, a stockholder of the Company. Sunnyside was not contributed to the Company in the recapitalization. On October 2, 2012, Sunnyside executed a Settlement Stipulation, which provided Sunnyside or its assignee, the option, for a non-refundable fee of $0.2 million, to acquire its delinquent loan (with a principal balance of $4.5 million as of September 30, 2012) from its lender within 120 days of the date of the Settlement Stipulation for the net amount of $1.4 million, after a credit of the $0.2 million paid for the option. The Settlement Stipulation provided that if the option was exercised within 120 days of the date of the Settlement Stipulation, the lender would not take any further legal action to enforce its rights under the note and mortgage. If the option were not exercised within the requisite time period, Sunnyside would stipulate to the entry of a final judgment of foreclosure. On October 2, 2012, the Company paid the $0.2 million non-refundable fee and Sunnyside assigned the option to the Company. As a result of the option, the Company considered Sunnyside to be a VIE as of December 31, 2012; however, the Company was not the primary beneficiary and, as such, Sunnyside was not included in the consolidated 2012 financial statements. On January 30, 2013, the Company exercised its rights under the option and purchased the loan for $1.4 million. As a result of the acquisition of the loan on January 30, 2013, the Company is now considered the primary beneficiary and, as such, has consolidated Sunnyside as of January 30, 2013. The total consideration paid of $1.6 million is not considered a business combination and was allocated as follows to the assets of Sunnyside:

Cash	$ 147,679
Land	$ 1,452,321

The assets of the consolidated VIE can be used only to settle obligations of the VIE. The creditors of the consolidated VIE do not have recourse to the Company’s general credit. The Company’s maximum risk of loss related to its investment in the consolidated VIE is limited to the $1.6 million consideration paid to acquire the loan. The Company is not required to provide financial support to the consolidated VIE.

Pro Forma Financial Information:

The revenues and results of operations of the acquired properties are included in the condensed consolidated financial statements starting at the date of acquisition for each respective real estate asset. The following unaudited condensed consolidated pro forma information for the three and nine months ended September 30, 2013 and 2012 is presented as if the Company had acquired Vintage, St. James at Goose Creek and Creekstone at RTP, Talison Row and Fountains Southend on January 1, 2012.  The information for the three and nine months ended September 30, 2012 also includes pro forma results for Westmont Commons and Millenia, which were acquired on December 12, 2012 and December 3, 2012, respectively, as if they occurred at January 1, 2012.

The information presented below is not necessarily indicative of what the actual results of operations would have been had the Company completed these transactions on January 1, 2012, nor does it purport to represent the Company’s future operations.

	Three months ended		Nine months ended

	September 30,		September 30,
	2013	2012	2013	2012
Unaudited pro forma financial information:
Pro forma revenue	$8,797,751	$5,814,016	$23,242,781	$16,139,598
Pro forma income (loss) from continuing operations	$371,168	$(3,287,570)	$(9,258,414)	$(8,858,362)